Investment securities and fair value disclosure- Rollforward of liabilities (Details) - Contingent consideration in relation to investments and acquisitions - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Contingent consideration in relation to investments and acquisitions
Balance at beginning	¥ 1,278	¥ 326
Repayment		(227)
Additions		1,094
Increase (decrease) in fair value	(14)	85
Balance at end	¥ 1,264	¥ 1,278